Commitments and Contingencies	12 Months Ended
Jul. 01, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
Letters of Credit
The Company had standby letters of credit and bank guarantees totaling $9.0 million and $7.5 million outstanding at both July 1, 2017 and July 2, 2016. The letters of credit, which expire at various dates through calendar 2039 primarily collateralize the Company’s obligation to third parties for insurance claims, leases and materials used in product manufacturing. The Company pays certain fees with respect to letters of credit that are issued.
Other
The Company had other contractual cash obligations as of July 1, 2017, including $167.5 million related to inventory purchase obligations, $78.0 million related to capital expenditure purchase obligations, $6.0 million of other purchase obligations, of $1.6 billion of debt repayments and $514.0 million of interest payments on the 2022 Senior Notes, 2025 Senior Notes and 2027 Senior Notes. Refer to Note 8, "Leases," for a summary of the Company's future minimum rental payments under non-cancelable leases.
In the ordinary course of business, the Company is a party to several pending legal proceedings and claims. Although the outcome of such items cannot be determined with certainty, the Company's management believes that the final outcome will not have a material effect on the Company's cash flow, results of operations or financial position.
Kate Spade & Company Acquisition
On May 7, 2017, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with Kate Spade & Company and Chelsea Merger Sub Inc., a Delaware corporation and direct wholly owned subsidiary of Tapestry, Inc. (the "Merger Sub"). Pursuant to the Merger Agreement, on May 26, 2017, Merger Sub commenced an all-cash tender offer to acquire all of Kate Spade's outstanding shares of common stock, par value of $1.00 per share, at a purchase price of $18.50. The Company completed its acquisition on July 11, 2017. The purchase price was approximately $2.4 billion, which was funded by a combination of Senior Notes, Term Loan Facilities and cash on hand. Refer to Note 10, "Debt," for more information on the Term Loan Facilities and Senior Notes.
The Company currently estimates that it will incur costs in the range of $150 - $200 million related to Kate Spade integration in fiscal 2018, which include severance, store closure costs and inventory realignment. The Company continues to fully develop its integration plan. Of these costs, the Company expects to incur approximately $60 million of severance and other costs related to agreements with certain Kate Spade executives. The Company also expects to incur costs of approximately $45 million of acquisition-related expenses.